Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid expenses and other current assets.
The schedule of prepaid expenses and other current assets

	At December 31,	At December 31,
	2021	2020
Gold bullion	$32.4	$18.6
Prepaid expenses	18.8	16.4
Stream ounces inventory	0.5	0.5
Debt issue costs	0.9	0.6
	$52.6	$36.1